UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2005

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      5/12/2005
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $167,069


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                                   June 30, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9    1851    3560000 PRN      SOLE                  1945000          1615000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5    1110    2055000 PRN      SOLE                  1505000           550000
ABBOTT LABS                    COM              002824100    2269  46300.000  SH      SOLE                46150.000          150.000
ALBERTO-CULVER CO              COM              013068101    1337  30850.000  SH      SOLE                30850.000
ALCOA, INC                     COM              013817101    1202  46015.000  SH      SOLE                46015.000
ALLIED CAPITAL CORP            COM              01903Q108    2954 101460.000  SH      SOLE                86460.000        15000.000
AMSOUTH BANCORP                COM              032165102     950  36540.000  SH      SOLE                36540.000
ANADARKO PETROLEUM CORP        COM              032511107    1697  20654.000  SH      SOLE                20654.000
APPLEBEE'S INTERNATIONAL INC   COM              037899101    1470  55490.000  SH      SOLE                55490.000
APTAR GROUP INC.               COM              038336103     879  17305.000  SH      SOLE                17305.000
AVERY DENNISON CORP            COM              053611109    3687  69618.000  SH      SOLE                49043.000        20575.000
BERKSHIRE HATHAWAY INC         COM              084670108    2672     32.000  SH      SOLE                   20.000           12.000
BERKSHIRE HATHAWAY INC CL B    COM              084670207    1094    393.000  SH      SOLE                  393.000
BRITISH PETE PLC WT EXP 1/31/9 COM              055622104     422   6768.000  SH      SOLE                 6768.000
BURLINGTON RES INC             COM              122014103    6962 126035.000  SH      SOLE                89885.000        36150.000
CATO CORP                      COM              149205106    5656 273882.000  SH      SOLE               202744.500        71137.500
CHEVRONTEXACO CORP             COM              166764100    5117  91510.000  SH      SOLE                55910.000        35600.000
CHICAGO BRIDGE & IRON          COM              167250109    9129 399335.000  SH      SOLE               286085.000       113250.000
CHOLESTECH CORP                COM              170393102    1547 137300.000  SH      SOLE                86400.000        50900.000
COLGATE PALMOLIVE CO           COM              194162103     490   9825.000  SH      SOLE                 9450.000          375.000
CONAGRA INC                    COM              205887102     322  13904.000  SH      SOLE                13904.000
CORNING INC                    COM              219350105    4454 267976.000  SH      SOLE               194776.000        73200.000
EXXON MOBIL CORP               COM              30231G102     389   6761.000  SH      SOLE                 6761.000
FEDERAL HOME LN MTG CORP       COM              313400301     219   3350.000  SH      SOLE                 3350.000
FIDELITY NATIONAL FINANCIAL    COM              316326107    6019 168634.591  SH      SOLE               126870.841        41763.750
FISERV INC                     COM              337738108    1372  32000.000  SH      SOLE                32000.000
FORDING CANADIAN COAL TRUST    COM              345425102    7520  81565.000  SH      SOLE                71190.000        10375.000
FPL GROUP                      COM              302571104     242   5750.000  SH      SOLE                 5750.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    3657  97675.000  SH      SOLE                77200.000        20475.000
GALLAGHER, ARTHUR J & CO       COM              363576109    1814  66865.000  SH      SOLE                66865.000
GENCORP INC                    COM              368682100    2178 113100.000  SH      SOLE                61775.000        51325.000
GENERAL ELECTRIC CO            COM              369604103     370  10671.000  SH      SOLE                10671.000
GPE BRUX LAMBERT               COM              7097328      3092  35670.000  SH      SOLE                35220.000          450.000
HOME DEPOT INC                 COM              437076102    1019  26200.000  SH      SOLE                26200.000
HOUSTON EXPLORATION COMPANY    COM              442120101    5365 101140.000  SH      SOLE                75315.000        25825.000
INCO LTD                       COM              453258402    4849 128445.000  SH      SOLE                87120.000        41325.000
JOHNSON & JOHNSON              COM              478160104     249   3825.000  SH      SOLE                 3825.000
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302    3794 188000.000  SH      SOLE               131225.000        56775.000
KAYDON CORP                    COM              486587108    1480  53150.000  SH      SOLE                53150.000
KINDER MORGAN INC              COM              49455P101    2222  26705.000  SH      SOLE                26705.000
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104    1705  22270.000  SH      SOLE                22270.000
LABORATORY CORP OF AMERICA     COM              50540R409    4330  86775.000  SH      SOLE                63775.000        23000.000
LIBERTY MEDIA CO               COM              530718105     605  59381.000  SH      SOLE                59381.000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106    6236 188115.000  SH      SOLE               146930.000        41185.000
NATIONAL FUEL GAS COMPANY      COM              636180101     207   7150.000  SH      SOLE                 7150.000
NDC HEALTH                     COM              639480102    2871 159790.000  SH      SOLE                98190.000        61600.000
NEWMONT MNG CORP               COM              651639106    5856 150045.000  SH      SOLE                98745.000        51300.000
NEXEN INC                      COM              65334H102    3003  98925.000  SH      SOLE                53925.000        45000.000
NISOURCE INC.                  COM              65473P105     268  10834.000  SH      SOLE                10834.000
OMNICARE INC                   COM              681904108    1817  42825.000  SH      SOLE                27825.000        15000.000
PEABODY ENERGY CORP            COM              704549104    5251 100900.000  SH      SOLE                64650.000        36250.000
PENGROWTH ENERGY TRUST CL A    COM              706902301    1682  75575.000  SH      SOLE                73425.000         2150.000
PERFORMANCE FOOD GROUP         COM              713755106    4413 146080.000  SH      SOLE               117280.000        28800.000
PFIZER INC.                    COM              717081103    2600  94276.000  SH      SOLE                72276.000        22000.000
PLUM CREEK TIMBER              COM              729251108    5822 160375.000  SH      SOLE               119200.000        41175.000
RENAL CARE GROUP               COM              759930100     919  19925.000  SH      SOLE                19925.000
REYNOLDS & REYNOLDS CO         COM              761695105     204   7550.000  SH      SOLE                 7550.000
ROYAL DUTCH PETE CO NY REG SH  COM              780257804    1162  17900.000  SH      SOLE                17900.000
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     983   8250.000  SH      SOLE                 8250.000
SENSE TECHNOLOGIES INC         COM              816923106       2  10000.000  SH      SOLE                10000.000
SUNGARD DATA SYSTEMS           COM              867363103     618  17565.000  SH      SOLE                17565.000
UNOCAL CORP                    COM              915289102    1656  25455.000  SH      SOLE                25455.000
VIACOM INC. - CLASS B          COM              925524308    2403  75055.000  SH      SOLE                74076.000          979.000
VULCAN MATERIALS               COM              929160109    3418  52595.000  SH      SOLE                27595.000        25000.000
WINNEBAGO INDUSTRIES           COM              974637100    3395 103660.000  SH      SOLE                72785.000        30875.000
WYETH                          COM              983024100     490  11000.000  SH      SOLE                10800.000          200.000
iShares MSCI JAPAN INDEX FUND  COM              464286848    1794 176925.000  SH      SOLE               173875.000         3050.000
ZWEIG FUND INC                                  989834106     156  29078.000  SH      SOLE                29078.000
ZWEIG TOTAL RETURN FUND INC                     989837109      84  16396.000  SH      SOLE                16396.000
      Total                                               167,069